Finance Cost (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Finance cost

	2022	2021	2020
	$’000	$’000	$’000
Interest expenses:
- Convertible notes	—	54	780
- Leases (Note 17(b))	648	742	727
- Borrowings	1,658	1,512	—
Accretion expenses arising from redeemable convertible preference shares (Note 19)	—	11,549	14,841
Others	90	52	98
	2,396	13,909	16,446